John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 99.9%		$5,352,698,554
(Cost $2,144,053,684)
Communication services 23.5%		1,259,689,729
Entertainment 4.6%
Netflix, Inc. (A)	161,019	103,358,096
Roku, Inc. (A)	22,808	5,191,329
Sea, Ltd., ADR (A)	373,164	107,497,353
Spotify Technology SA (A)	68,534	16,345,359
The Walt Disney Company (A)	119,950	17,380,755
Interactive media and services 18.7%
Alphabet, Inc., Class A (A)	25,921	73,562,502
Alphabet, Inc., Class C (A)	163,874	466,883,580
Meta Platforms, Inc., Class A (A)	1,060,823	344,194,631
Pinterest, Inc., Class A (A)	544,550	21,814,673
Snap, Inc., Class A (A)	1,425,982	67,891,003
Tencent Holdings, Ltd.	448,000	26,126,937
Wireless telecommunication services 0.2%
T-Mobile US, Inc. (A)	86,789	9,443,511
Consumer discretionary 21.0%		1,122,417,946
Automobiles 4.1%
Rivian Automotive, Inc., Class A (A)	219,721	26,313,787
Tesla, Inc. (A)	169,241	193,740,327
Hotels, restaurants and leisure 1.3%
Booking Holdings, Inc. (A)	10,724	22,540,239
Chipotle Mexican Grill, Inc. (A)	22,038	36,217,470
Starbucks Corp.	105,528	11,570,090
Internet and direct marketing retail 11.3%
Amazon.com, Inc. (A)	157,833	553,531,379
Coupang, Inc. (A)	129,013	3,418,845
Delivery Hero SE (A)(B)	64,584	8,571,001
DoorDash, Inc., Class A (A)	215,367	38,501,159
Multiline retail 0.6%
Dollar General Corp.	148,705	32,908,417
Specialty retail 2.0%
Carvana Company (A)	215,069	60,309,649
Ross Stores, Inc.	335,797	36,632,095
The TJX Companies, Inc.	117,629	8,163,453
Textiles, apparel and luxury goods 1.7%
Lululemon Athletica, Inc. (A)	101,892	46,300,744
NIKE, Inc., Class B	258,209	43,699,291
Financials 2.6%		138,929,417
Capital markets 2.2%
MSCI, Inc.	11,982	7,542,070
S&P Global, Inc.	75,443	34,381,638
The Charles Schwab Corp.	290,571	22,487,290
The Goldman Sachs Group, Inc.	134,073	51,080,472
Insurance 0.4%
Chubb, Ltd.	77,327	13,877,877
Marsh & McLennan Companies, Inc.	58,286	9,560,070
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 8.9%		$477,957,758
Health care equipment and supplies 2.4%
Align Technology, Inc. (A)	12,203	7,462,501
Intuitive Surgical, Inc. (A)	242,424	78,627,800
Stryker Corp.	138,684	32,816,795
Teleflex, Inc.	34,627	10,298,762
Health care providers and services 2.7%
HCA Healthcare, Inc.	168,290	37,964,541
Humana, Inc.	38,368	16,103,433
UnitedHealth Group, Inc.	203,750	90,509,825
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	55,210	15,601,242
Life sciences tools and services 1.7%
Danaher Corp.	189,502	60,951,423
Thermo Fisher Scientific, Inc.	50,236	31,790,848
Pharmaceuticals 1.8%
AstraZeneca PLC, ADR	202,974	11,129,064
Eli Lilly & Company	216,247	53,637,906
Zoetis, Inc.	139,901	31,063,618
Industrials 1.5%		78,960,733
Commercial services and supplies 0.4%
Cintas Corp.	13,782	5,818,623
Copart, Inc. (A)	92,899	13,485,219
Industrial conglomerates 0.7%
General Electric Company	146,250	13,892,288
Roper Technologies, Inc.	49,979	23,197,753
Professional services 0.4%
CoStar Group, Inc. (A)	101,195	7,868,923
Equifax, Inc.	24,707	6,884,606
TransUnion	70,270	7,813,321
Information technology 42.0%		2,250,491,687
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	60,809	9,360,329
IT services 7.9%
Affirm Holdings, Inc. (A)	176,229	22,324,690
Fiserv, Inc. (A)	239,224	23,089,900
Global Payments, Inc.	33,137	3,944,628
Mastercard, Inc., Class A	269,493	84,868,736
MongoDB, Inc. (A)	66,220	32,984,182
PayPal Holdings, Inc. (A)	274,646	50,779,299
Shopify, Inc., Class A (A)	25,409	38,667,162
Snowflake, Inc., Class A (A)	30,576	10,400,426
Square, Inc., Class A (A)	185,780	38,703,547
Toast, Inc., Class A (A)(C)	21,934	877,141
Twilio, Inc., Class A (A)	27,300	7,811,895
Visa, Inc., Class A	574,557	111,331,910
Semiconductors and semiconductor equipment 7.3%
Advanced Micro Devices, Inc. (A)	464,483	73,560,173
ASML Holding NV, NYRS	56,916	45,049,583
Marvell Technology, Inc.	296,602	21,109,164
Monolithic Power Systems, Inc.	35,262	19,516,107
NVIDIA Corp.	581,047	189,862,918
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	147,604	$17,291,809
Texas Instruments, Inc.	127,112	24,452,535
Software 19.5%
Atlassian Corp. PLC, Class A (A)	62,659	23,579,835
Bill.com Holdings, Inc. (A)	71,276	20,017,865
Coupa Software, Inc. (A)	47,441	9,329,747
Crowdstrike Holdings, Inc., Class A (A)	23,477	5,097,796
Datadog, Inc., Class A (A)	77,452	13,808,917
DocuSign, Inc. (A)	103,575	25,516,737
Fortinet, Inc. (A)	96,076	31,907,800
Intuit, Inc.	169,454	110,534,844
Microsoft Corp.	1,786,700	590,665,153
Paycom Software, Inc. (A)	10,026	4,386,174
salesforce.com, Inc. (A)	42,593	12,137,301
ServiceNow, Inc. (A)	189,203	122,546,783
Synopsys, Inc. (A)	148,555	50,657,255
Zoom Video Communications, Inc., Class A (A)	124,400	26,299,404
Technology hardware, storage and peripherals 7.1%
Apple, Inc.	2,286,872	378,019,942
Materials 0.3%		16,877,764
Chemicals 0.3%
Linde PLC	42,422	13,496,135
The Sherwin-Williams Company	10,209	3,381,629
Real estate 0.1%		7,373,520
Real estate management and development 0.1%
Opendoor Technologies, Inc. (A)	465,500	7,373,520

	Yield (%)	Shares	Value
Short-term investments 0.1%			$4,414,149
(Cost $4,414,168)
Short-term funds 0.1%			4,414,149
John Hancock Collateral Trust (D)	0.0000(E)	96,718	967,669
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(E)	500,013	500,013
T. Rowe Price Government Reserve Fund	0.0536(E)	2,946,467	2,946,467

Total investments (Cost $2,148,467,852) 100.0%	$5,357,112,703
Other assets and liabilities, net 0.0%	1,265,481
Total net assets 100.0%	$5,358,378,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $947,856.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-21.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$1,259,689,729	$1,233,562,792	$26,126,937	—
Consumer discretionary	1,122,417,946	1,113,846,945	8,571,001	—
Financials	138,929,417	138,929,417	—	—
Health care	477,957,758	477,957,758	—	—
Industrials	78,960,733	78,960,733	—	—
Information technology	2,250,491,687	2,250,491,687	—	—
Materials	16,877,764	16,877,764	—	—
Real estate	7,373,520	7,373,520	—	—
Short-term investments	4,414,149	4,414,149	—	—
Total investments in securities	$5,357,112,703	$5,322,414,765	$34,697,938	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	5

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	96,718	$1,042,968	$21,506,396	$(21,581,468)	$83	$(310)	$2,333	—	$967,669
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|